2. Significant Accounting Policies (Details 1) (USD $)	3 Months Ended		4 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Apr. 30, 2013	Apr. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Costs and expenses:
Cost of revenues (exclusive of depreciation and amortization shown separately below)	$ 559,470	$ 611,772	$ 749,930	$ 865,408	$ 2,342,037	$ 1,041,269
General and adminstrative	1,373,056	1,393,282	1,670,812	2,123,685	5,235,282	3,593,956
Depreciation and amortization	109,435	98,571	159,269	121,812	397,923	264,082
Total costs and expenses					8,477,557	4,899,307
As Previously Reported [Member]
Costs and expenses:
Cost of revenues (exclusive of depreciation and amortization shown separately below)
Instructional costs and services					899,909	525,907
Marketing and promotional					1,442,128	515,362
General and adminstrative					5,235,282	3,593,956
Depreciation and amortization					397,923	264,082
Total costs and expenses					8,477,557	4,899,307
Cost of Revenue [Member]
Costs and expenses:
Cost of revenues (exclusive of depreciation and amortization shown separately below)					2,342,037	1,041,269
Instructional costs and services					(899,909)	(525,269)
Marketing and promotional					(1,442,128)	(515,362)
General and adminstrative
Depreciation and amortization
Total costs and expenses
As Reclassified [Member]
Costs and expenses:
Cost of revenues (exclusive of depreciation and amortization shown separately below)					2,342,037	1,041,269
Instructional costs and services
Marketing and promotional
General and adminstrative					5,235,282	2,663,017
Depreciation and amortization					397,923	264,082
Total costs and expenses					$ 8,477,557	$ 4,899,307